Current Liabilities - Derivative Financial Liabilities Investor Options - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Millions							12 Months Ended
	Jul. 01, 2024 USD ($)	Jul. 01, 2024 AUD ($)	Jun. 14, 2024 USD ($) $ / shares shares	Jun. 14, 2024 AUD ($)	Aug. 28, 2023 USD ($) $ / shares shares	Aug. 28, 2023 AUD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jul. 18, 2024 $ / shares	Jun. 30, 2024 $ / shares	Jun. 14, 2024 $ / shares shares	Sep. 21, 2023 $ / shares	Aug. 28, 2023 $ / shares shares
Disclosure of financial liabilities [line items]
Par value per share							$ 0
Historical share price volatility period								2 years
Fair value | $							$ 12,000	$ 1,000
1 New Option for Every 3 New Shares Issued Under the Retail Entitlement Offer
Disclosure of financial liabilities [line items]
Issue of shares | shares							139,627,846
Aggregate proceeds from private placement of ordinary shares | $							$ 31,353,000
Equity and Investor Options - 2023
Disclosure of financial liabilities [line items]
Exercise price share options										$ 0.8
Aggregate proceeds from private placement of ordinary shares					$ 58,200,000	$ 90.0
Investor options price per share												$ 0.05
Fair value | $							0
Equity and Investor Options - 2023 | 1 Institutional Option for Every 2 New Shares Issued Under the Placement
Disclosure of financial liabilities [line items]
Issue of shares | shares					160,213,060								160,213,060
Offer price per share | (per share)					$ 0.46								$ 0.46
Number of institutional and placement options | shares					80,000,000								80,000,000
Exercise price share options													$ 0.8
Equity and Investor Options - 2023 | 1 New Option for Every 2 New Shares Issued Under the Retail Entitlement Offer
Disclosure of financial liabilities [line items]
Issue of shares | shares					35,434,397								35,434,397
Offer price per share													$ 0.46
Number of institutional and placement options | shares					18,000,000								18,000,000
Exercise price share options					$ 0.8
Equity and Investor Options - 2024
Disclosure of financial liabilities [line items]
Exercise price share options										$ 1
Aggregate proceeds from private placement of ordinary shares			$ 151,900,000	$ 227.3
Investor options price per share									$ 0.12
Investor options fair value determined									$ 0.1
Fair value | $							$ 0
Equity and Investor Options - 2024 | Events after Reporting Period
Disclosure of financial liabilities [line items]
Aggregate proceeds from private placement of ordinary shares	$ 37,600,000	$ 55.9	$ 37,600,000	$ 55.9
Equity and Investor Options - 2024 | 1 Institutional Option for Every 3 New Shares Issued Under the Placement
Disclosure of financial liabilities [line items]
Issue of shares | shares			543,285,766								543,285,766
Offer price per share | (per share)			$ 0.4								$ 0.4
Number of institutional and placement options | shares			142,900,000								142,900,000
Exercise price share options											$ 1
Equity and Investor Options - 2024 | 1 New Option for Every 3 New Shares Issued Under the Retail Entitlement Offer
Disclosure of financial liabilities [line items]
Issue of shares | shares			139,627,846								139,627,846
Offer price per share											$ 0.4
Number of institutional and placement options | shares			46,500,000								46,500,000
Exercise price share options											$ 1